Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Money market funds	$ 1,394,409	$ 1,678,100	$ 669,147
Term accounts	100,000	350,000	54,116
Cash and bank balances	5,527	20,744	77,477
Total cash and cash equivalents	$ 1,499,936	$ 2,048,844	$ 800,740	$ 1,334,676